COMMITMENTS - Royalties in Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Commitments [Line Items]
Royalties	$ 94.2	$ 44.8
Aggregate continuing and discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	94.2	44.8
Côté Gold | Discontinued operations
Disclosure Of Commitments [Line Items]
Royalties	19.4	0.0
Essakane mine
Disclosure Of Commitments [Line Items]
Royalties	74.5	44.6
Westwood
Disclosure Of Commitments [Line Items]
Royalties	$ 0.3	$ 0.2